OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses
	December 31,
	2016	2017

Employees and payroll accruals	$11,099	$12,717
Provision for warranty costs	2,460	2,023
Government authorities	3,655	3,172
Accrued expenses	4,128	4,682
Advanced payments from customers	415	1,629
Other	668	558

	$22,425	$24,781